Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2019
Disclosure of leases [text block] [Abstract]
Incremental borrowing rate			4.00%
Benefit of the lessor	$ 36
Expense in profit or loss	$ 10	$ 22